Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 705,188	S/ 562,542	S/ 474,822
Income from services (acquirer and issuer role)	523,313	0	0
Banking services fees	205,333	207,230	192,588
Brokerage and custody services	5,836	8,457	6,858
Others	34,438	0	0
Funds management	153,948	184,703	151,356
Contingent loans fees	70,038	64,964	52,156
Collection services	60,931	52,955	41,124
Commission for loans rescheduling "Reactiva Peru" program	16,909	23,722	0
Others	23,259	37,293	42,207
Total	1,799,193	1,141,866	961,111
Expenses for services (acquirer and issuer role)	(238,997)	0	0
Credit cards	(164,722)	(128,580)	(105,772)
Commissions Mastercard - Visa	(56,845)	0	0
Credit life insurance premiums	(54,536)	(60,231)	(59,520)
Local banks fees	(50,192)	(36,836)	(15,828)
Foreign banks fees	(24,920)	(31,767)	(15,105)
Commission for loans rescheduling "Reactiva Peru" program (Expense)	(22,373)	(26,215)	0
Registry expenses	(2,046)	(3,009)	(8,151)
Brokerage and custody services	(961)	(824)	(630)
Others	(46,215)	(30,596)	(32,605)
Total	(661,807)	(318,058)	(237,611)
Net	S/ 1,137,386	S/ 823,808	S/ 723,500